Related Party Balance and Transactions - Schedule of Related Party Transactions (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Repayments of related party debt		$ 8,106,110	$ 1,041,475	$ 0	$ 0
Proceeds from related party debt		$ 7,800,000	1,002,146	0	0
Fire Lucky Investment Co., Ltd
Related Party Transaction [Line Items]
Repayments of related party debt	$ 1,000,000
Proceeds from related party debt			$ 1,000,000
Fire Lucky Investment Co., Ltd | Related party | Loan agreement
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage	5.00%	5.00%	5.00%
Trend Up Investment (HK) Limited | Related party
Related Party Transaction [Line Items]
Lease term	2 years	2 years	2 years
Subscription fee received from PrimeTime Global Technologies Limited
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 0	$ 0	0	46,080
Sales commission received from PrimeTime Global Technologies Limited
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		0	0	0	364,819
Loan interest paid to Fire Lucky Investment Co., Ltd
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		130,000	16,702	0	0
Office lease paid to Trend Up Investment (HK) Limited
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 850,667	$ 109,295	$ 0	$ 0